Pension Plan (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2017	Sep. 24, 2016
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Fair value of plan assets at beginning of period	$ 96,692	$ 93,605
Fair value of assets at end of period	102,454	96,692
Level 3 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Fair value of plan assets at beginning of period	39,901	41,570
Unrealized loss on asset	551	(1,669)
Fair value of assets at end of period	$ 40,452	$ 39,901